Statements of Operations and Comprehensive Loss (unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		117 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Statements of Operations [Abstract]
Revenue	$ 0	$ 0	$ 0
Operating expenses:
Research and development	2,180	2,694	130,140
General and administrative	1,850	1,381	49,239
Depreciation	83	136	23,691
Impairment of property and equipment	0	0	7,371
Other expense	30	48	1,900
Total operating expenses	4,143	4,259	212,341
Loss from operations	(4,143)	(4,259)	(212,341)
Interest income	5	7	8,544
Interest expense	(1,427)	(174)	(19,273)
Change in fair value of embedded derivative and derivative liability	(334)	0	610
Change in fair value of warrant liability	125	(523)	17,900
Net loss attributable to common stockholders	(5,774)	(4,949)	(204,560)
Other comprehensive loss	0	0	0
Comprehensive loss	$ (5,774)	$ (4,949)	$ (204,560)
Basic and diluted net loss per share (in dollars per share)	$ (2.11)	$ (2.09)
Weighted-average common stock outstanding - basic and diluted (in shares)	2,734	2,371